UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment 		[   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
					[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Paragon Investment Management, Inc.
Address:	1420 Fifth Avenue	Suite 3020
		Seattle, WA 98101

13F File Number:	801-39191

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:		Marjanne K. Masterman
Title:		Senior Vice-President and CCO
Phone:		(206) 583-8300
Signature, Place, and Date of Signing:

	Marjanne K. Masterman	Seattle, WA	 February 4, 2011

Report Type (Check only one.):

[x]		13F HOLDINGS REPORT
[  ]		13F NOTICE
[  ]		13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:0



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	97

Form 13F Information Table Value Total:	$415,319,000
List of other Included Managers:
No.
13F File Number
Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Corporation                 COM              88579Y101      265     3073 SH       SOLE                     3073
Abbott Laboratories            COM              002824100      204     4262 SH       SOLE                     4262
Aecom Technology Corp          COM              00766t100    10035   358764 SH       SOLE                   358764
Alcoa                          COM              013817101    13574   882021 SH       SOLE                   882021
Alere Inc (fmly Inverness)     COM              01449J105      209     5719 SH       SOLE                     5719
Amgen Inc.                     COM              031162100     5770   105103 SH       SOLE                   105103
Apache Corp                    COM              037411105      238     2000 SH       SOLE                     2000
Apple Computer                 COM              037833100    13255    41094 SH       SOLE                    41094
Bank of New York Mellon Corp   COM              064058100      251     8300 SH       SOLE                     8300
Berkshire Hathaway Class B     COM              084670702     7686    95942 SH       SOLE                    95942
Boeing                         COM              097023105      297     4544 SH       SOLE                     4544
Broadcom Corp - Cl A           COM              111320107     9113   209253 SH       SOLE                   209253
Celgene Corp                   COM              151020104     7600   128501 SH       SOLE                   128501
Cerner Corp                    COM              156782104     7676    81019 SH       SOLE                    81019
Chevron Corp                   COM              166764100    11190   122629 SH       SOLE                   122629
Cisco Systems Inc              COM              17275R102     6568   324654 SH       SOLE                   324654
Coca Cola Co.                  COM              191216100      533     8100 SH       SOLE                     8100
ConocoPhillips                 COM              20825C104    12199   179140 SH       SOLE                   179140
Costco Wholesale               COM              22160K105     4680    64808 SH       SOLE                    64808
Danaher Corp                   COM              235851102      349     7400 SH       SOLE                     7400
EMC Corporation                COM              268648102    10904   476155 SH       SOLE                   476155
EQT Corp                       COM              26884L109     8619   192226 SH       SOLE                   192226
Emerson Electric               COM              291011104      480     8400 SH       SOLE                     8400
Energy Select Sector SPDR Fund COM              81369y506      543     7958 SH       SOLE                     7958
Exxon Mobil Corp               COM              30231G102      752    10290 SH       SOLE                    10290
GSI Commerce Inc               COM              36238g102     2948   126911 SH       SOLE                   126911
Goldman Sachs                  COM              38141G104    11518    68493 SH       SOLE                    68493
Google Inc                     COM              38259P508     9927    16713 SH       SOLE                    16713
Gorman-Rupp                    COM              383082104      259     8000 SH       SOLE                     8000
Home Depot                     COM              437076102      251     7159 SH       SOLE                     7159
I. B. M.                       COM              459200101      361     2460 SH       SOLE                     2460
IShares Russell 1000 Growth    COM              464287614     1124    19638 SH       SOLE                    19638
ITT Industries Inc             COM              450911102     9990   191713 SH       SOLE                   191713
JP Morgan Chase & Co           COM              46625H100     9678   228153 SH       SOLE                   228153
Johnson & Johnson              COM              478160104      306     4954 SH       SOLE                     4954
Kimberly Clark Corp.           COM              494368103      270     4282 SH       SOLE                     4282
Kraft Foods Inc                COM              50075n104      225     7153 SH       SOLE                     7153
Lowe's Companies               COM              548661107     7223   287979 SH       SOLE                   287979
Marchex Inc - Class B          COM              56624R108     1531   160454 SH       SOLE                   160454
MetLife, Inc.                  COM              59156R108     7909   177966 SH       SOLE                   177966
Microsoft                      COM              594918104    11984   429391 SH       SOLE                   429391
National Oilwell Varco Inc     COM              637071101    11189   166386 SH       SOLE                   166386
Nike Inc Class B               COM              654106103     4104    48045 SH       SOLE                    48045
Orion Energy Systems Inc       COM              686275108       41    12246 SH       SOLE                    12246
Paccar Inc                     COM              693718108      520     9075 SH       SOLE                     9075
Pall Corp.                     COM              696429307      200     4037 SH       SOLE                     4037
PepsiCo Inc.                   COM              713448108     8388   128397 SH       SOLE                   128397
Philip Morris International In COM              718172109      492     8405 SH       SOLE                     8405
Powershares Wilderhill Clean E COM              73935X500      239    23000 SH       SOLE                    23000
Procter & Gamble               COM              742718109     8009   124493 SH       SOLE                   124493
Qualcomm Inc                   COM              747525103    11256   227445 SH       SOLE                   227445
S&P 500 Depository Receipt     COM              78462F103     9062    72063 SH       SOLE                    72063
S&P Mid-Cap 400 ETF            COM              78467Y107     2286    13884 SH       SOLE                    13884
S&P Small-Cap 600 iShares Trus COM              464287804     1441    21048 SH       SOLE                    21048
Starbucks Corporation          COM              855244109     6070   188920 SH       SOLE                   188920
Target Corp                    COM              87612E106     8647   143798 SH       SOLE                   143798
Technology Select Sector SPDR  COM              81369y803      496    19693 SH       SOLE                    19693
Vanguard Total Stock Mkt ETF   COM              922908769     1108    17063 SH       SOLE                    17063
Varian Medical Sys             COM              92220P105      208     3000 SH       SOLE                     3000
Visa Inc - Cl A                COM              92826c839    10074   143138 SH       SOLE                   143138
WMS Industries Inc             COM              929297109     7307   161525 SH       SOLE                   161525
iShares Russell 2000 Index Fun COM              464287655      584     7458 SH       SOLE                     7458
ABB Ltd - Spon ADR             INTL EQ          000375204     3923   174741 SH       SOLE                   174741
Cooper Industries PLC          INTL EQ          g24140108    10145   174038 SH       SOLE                   174038
MSCI Emerging Markets iShares  INTL EQ          464287234      288     6044 SH       SOLE                     6044
MSCI Europe ETF- Vanguard      INTL EQ          922042874      251     5111 SH       SOLE                     5111
Market Vectors Gold Miners ETF INTL EQ          57060u100     8729   141999 SH       SOLE                   141999
Mindray Medical Intl ADR       INTL EQ          602675100     2096    79403 SH       SOLE                    79403
Nestle SA ADR                  INTL EQ          641069406     9944   169296 SH       SOLE                   169296
Novartis AG - ADR              INTL EQ          66987V109      221     3745 SH       SOLE                     3745
SPDR S&P International Small C INTL EQ          78463x871      273     8844 SH       SOLE                     8844
Schlumberger Ltd.              INTL EQ          806857108    10274   123038 SH       SOLE                   123038
Select Emerging Markets ETF- V INTL EQ          922042858    14407   299238 SH       SOLE                   299238
Telefonica SA - Spons ADR      INTL EQ          879382208      239     3500 SH       SOLE                     3500
Teva Pharmaceutical            INTL EQ          881624209     9799   187966 SH       SOLE                   187966
Vanguard FSTE All-World Ex-U   INTL EQ          922042775     4371    91584 SH       SOLE                    91584
Vodafone Group PLC Spons ADR   INTL EQ          92857w209     7358   278291 SH       SOLE                   278291
iShares MSCI Pacific Ex-Japan  INTL EQ          464286665      241     5124 SH       SOLE                     5124
iShares MSCI Singapore         INTL EQ          464286673      182    13175 SH       SOLE                    13175
iShares MSCI Taiwan Index Fund INTL EQ          464286731     7408   474234 SH       SOLE                   474234
iShares S&P Global Utilities E INTL EQ          464288711      339     7531 SH       SOLE                     7531
ishares MSCI Brazil            INTL EQ          464286400     7907   102160 SH       SOLE                   102160
iShares Barclays 1-3 Yr Credit Bond Txbl ETF    464288646     7219 69227.000SH       SOLE                69227.000
iShares Barclays 1-3 Yr Treasu Bond Txbl ETF    464287457      462 5503.000 SH       SOLE                 5503.000
iShares Barclays 3-7 Yr Treasu Bond Txbl ETF    464288661      263 2294.000 SH       SOLE                 2294.000
iShares Barclays Aggregate Bon Bond Txbl ETF    464287226     1047 9903.000 SH       SOLE                 9903.000
iShares Barclays Int Gov-Credi Bond Txbl ETF    464288612     1016 9422.000 SH       SOLE                 9422.000
iShares Barclays Intermed Cred Bond Txbl ETF    464288638     1891 17979.000SH       SOLE                17979.000
iShares iBoxx Inv Grade Corp B Bond Txbl ETF    464287242      658 6072.000 SH       SOLE                 6072.000
Nuveen Floating Rate Income Fu ETF              67072T108      379    32129 SH       SOLE                    32129
PowerShares DB Agriculture Fun ETF              73936B408      210     6481 SH       SOLE                     6481
S&P Small-Cap 600 Index iShare ETF              464287804      226     3306 SH       SOLE                     3306
SPDR Gold Trust                ETF              78463V107      875     6305 SH       SOLE                     6305
SPDR S&P Dividend ETF          ETF              78464a763     1108    21319 SH       SOLE                    21319
iShares S&P Preferred Stock In ETF              464288687      461    11892 SH       SOLE                    11892
SPDR S&P Intl DVD ETF          ETF FOR          78463x772      323     5759 SH       SOLE                     5759
WisdomTree Emerging Mkt Equity ETF FOR          97717w315      568     9518 SH       SOLE                     9518